Intangible Assets - Details Information About Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,108	$ 1,268	$ 1,431
Additions to intangible assets	517	82	117
Disposal of intangible assets	0	(50)	(7)
Reclassification	76	6	6
Depreciation expense	(206)	(174)	(217)
Translation adjustments	89	(24)	(61)
Ending balance	1,584	1,108	1,268
Gross value at end of period	4,004	3,125	3,146
Accumulated depreciation and impairment at end of period	(2,419)	(2,017)	(1,878)
Software and Patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	431	577	811
Additions to intangible assets	558	84	14
Disposal of intangible assets	0	(50)	(7)
Reclassification	76	6	6
Depreciation expense	(206)	(174)	(217)
Translation adjustments	30	(12)	(30)
Ending balance	889	431	577
Gross value at end of period	3,309	2,448	2,454
Accumulated depreciation and impairment at end of period	(2,419)	(2,017)	(1,878)
Assets Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	677	691	619
Additions to intangible assets	(41)	(2)	103
Disposal of intangible assets	0
Reclassification	0
Depreciation expense	0
Translation adjustments	59	(12)	(31)
Ending balance	695	677	691
Gross value at end of period	695	$ 677	$ 691
Accumulated depreciation and impairment at end of period	$ 0